World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2014

Dates Covered
Collections Period	06/01/14 - 06/30/14
Interest Accrual Period	06/16/14 - 07/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/14	188,607,413.43	16,612
Yield Supplement Overcollateralization Amount at 05/31/14	3,072,928.34	0
Receivables Balance at 05/31/14	191,680,341.77	16,612
Principal Payments	10,747,114.64	569
Defaulted Receivables	338,154.19	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/14	2,792,669.88	0
Pool Balance at 06/30/14	177,802,403.06	16,022

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	4,014,591.32	287
Past Due 61-90 days	709,766.10	51
Past Due 91 + days	168,901.10	13
Total	4,893,258.52	351

Total 31+ Delinquent as % Ending Pool Balance	2.75%

Recoveries	282,000.81

Aggregate Net Losses/(Gains) - June 2014	56,153.38

Overcollateralization Target Amount	9,334,626.16
Actual Overcollateralization	9,334,626.16

Weighted Average APR	4.13%
Weighted Average APR, Yield Adjusted	5.53%
Weighted Average Remaining Term	32.31

Flow of Funds	$ Amount

Collections	11,749,353.66
Advances	(1,518.78)
Investment Earnings on Cash Accounts	1,537.78
Servicing Fee	(159,733.62)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,589,639.04

Distributions of Available Funds
(1) Class A Interest	154,598.75
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	903,121.16
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,334,626.16
(7) Distribution to Certificateholders	1,165,624.52
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,589,639.04

Servicing Fee	159,733.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 06/16/14	178,705,524.22
Principal Paid	10,237,747.32
Note Balance @ 07/15/14	168,467,776.90

Class A-1
Note Balance @ 06/16/14	0.00
Principal Paid	0.00
Note Balance @ 07/15/14	0.00
Note Factor @ 07/15/14	0.0000000%

Class A-2
Note Balance @ 06/16/14	0.00
Principal Paid	0.00
Note Balance @ 07/15/14	0.00
Note Factor @ 07/15/14	0.0000000%

Class A-3
Note Balance @ 06/16/14	71,981,524.22
Principal Paid	10,237,747.32
Note Balance @ 07/15/14	61,743,776.90
Note Factor @ 07/15/14	25.4089617%

Class A-4
Note Balance @ 06/16/14	87,531,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	87,531,000.00
Note Factor @ 07/15/14	100.0000000%

Class B
Note Balance @ 06/16/14	19,193,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	19,193,000.00
Note Factor @ 07/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	186,267.20
Total Principal Paid	10,237,747.32
Total Paid	10,424,014.52

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	57,585.22
Principal Paid	10,237,747.32
Total Paid to A-3 Holders	10,295,332.54

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2643123
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.5273147
Total Distribution Amount	14.7916270

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2369762
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.1306474
Total A-3 Distribution Amount	42.3676236

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	88.21
Noteholders' Principal Distributable Amount	911.79

Account Balances	$ Amount

Advances
Balance as of 05/31/14	38,628.05
Balance as of 06/30/14	37,109.27
Change	(1,518.78)

Reserve Account
Balance as of 06/16/14	1,810,700.07
Investment Earnings	223.25
Investment Earnings Paid	(223.25)
Deposit/(Withdrawal)	-
Balance as of 07/15/14	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07